intangible assets and goodwill - Business acquisitions - prior period (Details) - Business that is complimentary to existing lines $ in Millions	3 Months Ended
Mar. 31, 2021 CAD ($)
Business acquisition
Increase (decrease) in goodwill	$ (11)
Increase (decrease) in accounts payable	6
Increase (decrease) in provisions	37
Increase (decrease) in deferred tax liabilites	(20)
Increase (decrease) in retained earnings	$ (34)